Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	31-1414921
Plan number	001
Total Investments	$ 754,859,173
Participant loans	13,937,173
Total assets held for investment	$ 768,796,346
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Boston Trust Walden Small-Mid Cap CIT | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 280,665
Investment, Identifier [Axis]: Dodge and Cox Stock Fund Class X | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	26,520,680
Investment, Identifier [Axis]: EuroPacific Growth Fund Class R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	13,995,979
Investment, Identifier [Axis]: Fidelity Brokerage Link | Self-Directed Brokerage Option
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	33,026,551
Investment, Identifier [Axis]: Fidelity Contrafund Commingled Pool Class A | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	54,209,591
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	21,409,173
Investment, Identifier [Axis]: Fidelity Puritan Fund Class K | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	17,643,745
Investment, Identifier [Axis]: Loomis Sayles Core Plus Fixed Income Class F | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	9,395,386
Investment, Identifier [Axis]: Spartan 500 Index Pool Class C | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	64,001,027
Investment, Identifier [Axis]: Spartan Total International Index Pool Class C | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,871,711
Investment, Identifier [Axis]: T. Rowe Price Large-Cap Growth Trust B | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	52,683,022
Investment, Identifier [Axis]: The Scotts Miracle-Gro Company Common Shares | Employer Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	21,392,161
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal Money Market Fund - Admiral | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	96,029
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	30,877,495
Investment, Identifier [Axis]: Vanguard Short Term Inflation Protected Securities Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,073,067
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,739,621
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	20,714,651
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	48,753,294
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	52,698,683
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	56,061,327
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	63,963,687
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	62,268,686
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	48,666,545
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	21,240,973
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,075,660
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	960,277
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,922,012
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 3,317,475